Consolidated Statements of Operations and Comprehensive Income ¥ in Thousands, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Consolidated Statements of Operations and Comprehensive Income
Net revenues	¥ 87,606,026	$ 13,747,297	¥ 73,667,133	¥ 59,241,145
Cost of revenues	(40,635,225)	(6,376,553)	(34,683,731)	(27,685,845)
Gross profit	46,970,801	7,370,744	38,983,402	31,555,300
Operating expenses:
Selling and marketing expenses	(12,214,191)	(1,916,673)	(10,703,788)	(6,221,127)
General and administrative expenses	(4,263,549)	(669,044)	(3,371,827)	(3,130,298)
Research and development expenses	(14,075,991)	(2,208,830)	(10,369,382)	(8,413,224)
Total operating expenses	(30,553,731)	(4,794,547)	(24,444,997)	(17,764,649)
Operating profit	16,417,070	2,576,197	14,538,405	13,790,651
Other income/(expenses):
Investment income, net	2,947,721	462,562	1,610,045	1,306,320
Interest income, net	1,519,714	238,476	1,598,618	821,774
Exchange gains/(losses), net	(490,481)	(76,967)	(3,112,152)	25,166
Other, net	710,435	111,482	737,168	439,422
Income before tax	21,104,459	3,311,750	15,372,084	16,383,333
Income tax	(4,128,269)	(647,815)	(3,041,849)	(2,914,726)
Net income from continuing operations	16,976,190	2,663,935	12,330,235	13,468,607
Net income from discontinued operations | ¥				7,962,519
Net income	16,976,190	2,663,935	12,330,235	21,431,126
Accretion and deemed dividends in connection with repurchase of redeemable noncontrolling interests	(536,981)	(84,265)	(787,029)	(271,543)
Net loss attributable to noncontrolling interests and redeemable noncontrolling interests	417,633	65,536	519,548	77,933
Net income attributable to NetEase, Inc.'s shareholders	16,856,842	2,645,206	12,062,754	21,237,516
Including:
Net income from continuing operations attributable to NetEase, Inc.'s shareholders	16,856,842	2,645,206	12,062,754	13,274,997
Net income from discontinued operations attributable to NetEase, Inc.'s shareholders | ¥				7,962,519
Net income	16,976,190	2,663,935	12,330,235	21,431,126
Other comprehensive income
Foreign currency translation adjustment	(183,190)	(28,747)	(598,108)	(93,774)
Total comprehensive income	16,793,000	2,635,188	11,732,127	21,337,352
Comprehensive loss attributable to noncontrolling interests and redeemable noncontrolling interests	423,215	66,412	538,644	83,685
Comprehensive income attributable to NetEase, Inc.'s shareholders	¥ 17,216,215	$ 2,701,600	¥ 12,270,771	¥ 21,421,037
Net income per share, basic (in CNY and dollars per share) | (per share)	¥ 5.07	$ 0.80	¥ 3.65	¥ 6.59
-Continuing operations (in CNY and dollars per share) | (per share)	5.07	0.80	3.65	4.12
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				2.47
Net income per ADS, basic (in CNY and dollars per share) | (per share)	25.34	3.98	18.25	32.97
-Continuing operations (in CNY and dollars per share) | (per share)	25.34	3.98	18.25	20.61
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				12.36
Net income per share, diluted (in CNY and dollars per share) | (per share)	5.01	0.79	3.60	6.53
-Continuing operations (in CNY and dollars per share) | (per share)	5.01	0.79	3.60	4.08
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				2.45
Net income per ADS, diluted (in CNY and dollars per share) | (per share)	25.03	3.93	18.01	32.67
-Continuing operations (in CNY and dollars per share) | (per share)	¥ 25.03	$ 3.93	¥ 18.01	20.42
-Discontinued operations (in CNY and dollars per share) | ¥ / shares				¥ 12.25
Weighted average number of ordinary shares outstanding, basic (in shares) | shares	3,325,864	3,325,864	3,305,448	3,220,473
Weighted average number of ADS outstanding, basic (in shares) | shares	665,173	665,173	661,090	644,095
Weighted average number of ordinary shares outstanding, diluted (in shares) | shares	3,367,478	3,367,478	3,349,759	3,249,972
Weighted average number of ADS outstanding, diluted (in shares) | shares	673,496	673,496	669,952	649,994